INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 21,410	$ 27,921
Work-in-progress	1,726	1,041
Finished goods	99,550	129,530
Inventories	$ 122,686	$ 158,492